Pension plan obligations (Details 7) - G1 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Cost of services, net	R$ 3,705
Interest costs	282,334
Net profitability on financial assets	(302,162)
Interest on the maximum limit of recognition	16,830
Expenditures to be recognized by the employer	R$ 707